Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents (Note 22)	$ 862,755	$ 56,275
Accounts receivable (Note 4)	14,519	2,456
Due from related parties (Note 22)	19,030	5,050
Inventories (Note 5)	400,142	812,187
Prepaid expenses	16,903	21,872
Current assets held for sale (Note 3)		74,987
TOTAL CURRENT ASSETS	1,313,349	972,827
LONG-TERM INVESTMENTS (Note 6)	33,567	49,863
OTHER LONG-TERM INVESTMENTS (Note 7)	75,376	254,253
INVENTORIES (Note 5)	176,518	130,342
PROPERTY, PLANT AND EQUIPMENT (Note 8)	6,520,738	6,765,270
OTHER ASSETS	6,228	80,109
NON-CURRENT ASSETS HELD FOR SALE (Note 3)	41,465	343,027
TOTAL ASSETS	8,167,241	8,595,691
LIABILITIES
Accounts payable and accrued liabilities (Note 9)	322,758	356,747
Payable to related parties (Note 22)	53,784	246,296
Deferred revenue	140,135	106,799
Interim and bridge funding facilities (Note 11)		2,142,792
Current liabilities held for sale (Note 3)		34,287
TOTAL CURRENT LIABILITIES	516,677	2,886,921
RIGHTS OFFERING DERIVATIVE LIABILITIES (Note 14 (d))		928,280
ASSET RETIREMENT OBLIGATIONS (Note 13)	73,839	98,240
NON-CURRENT LIABILITIES HELD FOR SALE (Note 3)		104,164
TOTAL LIABILITIES	590,516	4,017,605
NATURE OF OPERATIONS (Note 1)
CONTINGENCIES (Note 24)
SUBSEQUENT EVENTS (Notes 10 and 27)
EQUITY
SHARE CAPITAL (Note 14)	12,394,374	9,150,621
ADDITIONAL PAID-IN CAPITAL	1,556,638	1,548,287
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Note 15)	(8,375)	2,519
DEFICIT	(5,704,995)	(5,736,763)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	8,237,642	4,964,664
NONCONTROLLING INTERESTS (Note 16)	(660,917)	(386,578)
TOTAL EQUITY	7,576,725	4,578,086
TOTAL LIABILITIES AND EQUITY	$ 8,167,241	$ 8,595,691